Components of Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Balance Sheet Components [Line Items]
Payroll and employee-related expenses	$ 1,480	$ 2,768	$ 2,739
Accrued trade expenses	1,158	2,631	1,175
Inventory received not invoiced	845	531	791
Income taxes payable			142
Deferred rent	253	264	80
Brokerage commissions	317	382	360
Other accrued liabilities	251	876	259
Total accrued liabilities	$ 4,304	$ 7,452	$ 5,546